Reclassification	12 Months Ended
Dec. 31, 2018
Reclassification [Abstract]
RECLASSIFICATION	Note 3 – RECLASSIFICATION Certain prior year amounts have been reclassified to conform to the current period presentation. These reclassifications had no impact on net earnings or financial position.